OTHER NON-CURRENT ASSETS - Schedule of Other Non-Current Assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
OTHER NON-CURRENT ASSETS
Deposits - long-term	¥ 6,232	$ 978	¥ 6,036
Advance to hospitals-noncurrent	1,104	173	1,102
Others	13,440	2,109
Other non-current assets	¥ 20,776	$ 3,260	¥ 7,138